Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Calculation of Basic and Diluted Earnings Per Share
The following table presents the calculation of basic and diluted earnings per share for the periods indicated.

	For the Years Ended December 31,
(In thousands, except per share data)	2018	2017	2016
Earnings per common share - basic
Net income	$370,249	$142,413	$186,777
Preferred stock dividends	(9,095)	(9,095)	(7,977)
Dividends and undistributed earnings allocated to unvested restricted shares	(3,583)	(1,210)	(1,872)
Earnings allocated to common shareholders - basic	$357,571	$132,108	$176,928
Weighted average common shares outstanding	55,008	50,640	40,948
Earnings per common share - basic	6.50	2.61	4.32

Earnings per common share - diluted
Earnings allocated to common shareholders - basic	$357,571	$132,108	$176,928
Dividends and undistributed earnings allocated to unvested restricted shares	(49)	(1)	(37)
Earnings allocated to common shareholders - diluted	$357,522	$132,107	$176,891
Weighted average common shares outstanding	55,008	50,640	40,948
Dilutive potential common shares	352	352	158
Weighted average common shares outstanding - diluted	55,360	50,992	41,106
Earnings per common share - diluted	$6.46	$2.59	$4.30